Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
10.	INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	December 31, 2022	December 31, 2021
Software	$1,041,872	$44,880
Trademark and license	11,133	12,050
Less: accumulated amortization	(140,951)	(26,671)
	$912,054	$30,259

For the years ended December 31, 2022, 2021 and 2020, amortization expense totaled $119,218, $5,525, and $4,544, respectively.

The following is a schedule, by years, of amortization of intangible assets as of December 31, 2022:

December 31, 2022
For the year ended December 31, 2023	$338,636
For the year ended December 31, 2024	338,636
For the year ended December 31, 2025	227,492
For the year ended December 31, 2026	5,105
For the year ended December 31, 2027	2,185
$912,054